1. The Company and Significant Accounting Policies: Revenue Recognition (Policies)	9 Months Ended
Sep. 30, 2016
Policy Text Block [Abstract]
Revenue Recognition:

Revenue Recognition:

Our principal products and services are: (i) our electronic payment service ("EPS") and (ii) our virtual marketplace both of which are available on our portal under the domain name KinerjaPay.com. Through our Portal and Mobile App we provide EPS to consumers and merchants. Our EPS provides an affordable, secure and reliable method to consumers and merchants, as well as friends and family, to pay and transfer money using electronic devices (e.g., mobile, tablets and personal computers). In addition, consumers, merchants and businesses of all sizes can accept payments from merchant websites and mobile devices. Our EPS service enables consumers to conveniently pay utility bills, phone bills, credit card payments and add credit to their cell phone accounts. We developed a proprietary digital e-wallet software, which provides users with the ability to complete EPS transactions safely and conveniently. The e-wallet acts as an escrow account as payments will only be released to the seller once the buyer has received the product. We recognize revenue as a percentage the dollar value of each at the completed transaction.

We pay transaction fees as follows: (i) 3.9% + $0.30 when senders fund payment transactions using PayPal; (ii) no fees when customers fund payment transactions by electronic transfer of funds from a bank accounts; and (iii) fees of $0.25 to $0.50 per transaction if customers fund payment transactions by using a third party payment gateway.